Condensed Financial Information of Company Cash Flow Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 1,401	$ (2,476)	$ 48,026
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(75)	(350)	(2)
Share-based compensation cost	2,991	2,214	3,069
Changes in operating assets and liabilities:
Other non-current asset	621	(2,347)
Accrued expenses and other current liabilities	3,153	(4,166)	2,342
Net cash (used in) provided by operating activities	21,385	293	24,138
Cash flows from financing activities
Proceeds from option exercise	3,932	381	186
Repurchase of ordinary shares		(5,825)	(1,906)
Net cash provided by (used in) financing activities	(17,267)	(18,697)	(7,549)
Net increase (decrease) in cash and cash equivalents	4,639	(22,817)	16,086
Cash and cash equivalents at the beginning of the year	116,589	139,406	123,320
Cash and cash equivalents at the end of the year	121,228	116,589	139,406
Charm Communications Inc.
Cash flows from operating activities
Net income (loss)	396	(4,705)	46,147
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(6,333)	115	(50,863)
Share-based compensation cost	2,991	2,214	3,069
Changes in operating assets and liabilities:
Due from subsidiaries	31,191	7,292	(7,231)
Other current assets	745	1,064	83
Other non-current asset	549	(357)
Accrued expenses and other current liabilities	(1,236)	(509)	136
Net cash (used in) provided by operating activities	28,303	5,114	(8,659)
Cash flows from financing activities
Proceeds from option exercise	3,932	381	186
Repurchase of ordinary shares		(5,825)	(1,906)
Payments of dividend	(19,898)	(12,556)
Net cash provided by (used in) financing activities	(15,966)	(18,000)	(1,720)
Net increase (decrease) in cash and cash equivalents	12,337	(12,886)	(10,379)
Cash and cash equivalents at the beginning of the year	2,227	15,113	25,492
Cash and cash equivalents at the end of the year	$ 14,564	$ 2,227	$ 15,113